PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 18,775	$ 14,730	[1]
Capitalized borrowing costs	$ 42	$ 35
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	3.91%	3.86%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	4.05%	4.01%
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,493	$ 939
Pipeline Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 7,440	5,943
Pipeline Assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Pipeline Assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	75 years
Pipeline Assets | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Facilities and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 7,741	6,292
Facilities and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Facilities and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	75 years
Facilities and Equipment | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,661	1,228
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 21,452	17,080		$ 15,576
Gross carrying amount | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,493	939		659
Gross carrying amount | Pipeline Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,803	7,164		6,650
Gross carrying amount | Facilities and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,756	7,159		6,715
Gross carrying amount | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,944	$ 1,478		$ 1,223

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.